Schedule of Investments
February 29, 2024 (unaudited)
Parvin Hedged Equity Solari World Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 80.74%

Agricultural Chemicals - 1.66%
Nutrien Ltd. (Canada)			1,750	91,420

Agricultural Services - 3.14%
Calavo Growers, Inc.			6,000	173,160

Arrangement of Transportation, Freight & Cargo - 2.35%
C.H. Robinson Worldwide, Inc.			1,750	129,640

Beverages - 5.91%
Ambev SA ADR			55,000	136,950
Diageo plc			1,250	188,500

				325,450

Consumer Staple Products - 3.00%
Orkla ASA ADR			23,000	165,370

Crude Petroleum & Natural Gas - 2.34%
GeoPark Ltd. (Colombia)			15,000	129,000

Electromedical & Electrotherapeutic Apparatus - 3.40%
Medtronic PLC (Ireland)			2,250	187,560

Gold and Silver Ores - 6.11%
Agnico Eagle Mines Ltd.			4,000	192,240
Silvercorp Metals, Inc.			60,000	144,600

				336,840

Industrial Inoragnic Chemicals - 2.34%
Air Products & Chemicals, Inc.			550	128,722

Insurance Agents, Brokers & Services - 2.81%
BB Seguridade Participacoes SA ADR			23,000	154,790

Mineral Royalty Traders - 2.79%
Royal Gold, Inc.			1,500	153,945

Miscellaneous Manufacturing Industries - 2.96%
Amcor PLC (Switzerland)			18,000	163,080

Ordnance & Accessories (No Vehicles/Guided Missiles) - 2.55%
Sturm Ruger & Co., Inc.			3,250	140,790

Petroleum Refining - 2.23%
Equinor ASA ADR			5,000	123,100

Radiotelephone Communications - 2.78%
Mobile TeleSystems PJSC ADR			10,000	0
SK Telecom Co. Ltd. ADR			7,000	153,300

				153,300

Retail - Catalog & Mail-Order Houses - 2.69%
Coupang, Inc. Class A (2)			8,000	148,160

Retail - Eating Places- 3.00%
Cracker Barrel Old Country Store, Inc.			2,500	165,325

Search, Detection, Navigation, Guidance, Aeronautical Systems & Instruments - 3.74%
Garmin Ltd. (Switzerland)			1,500	206,025

Semiconductors & Related Devices - 7.73%
ChipMOS Technologies, Inc. ADR			6,000	168,540
Intel Corp.			1,500	64,575
Taiwan Semiconductor Manufacturing Co. ADR			1,500	193,005

				426,120

Services - Business Services - 6.54%
eBay, Inc.			4,250	200,940
MercadoLibre, Inc. (Argentina) (2)			100	159,530
Qiwi PLC ADR			10,000	0

				360,470

Services - Personal Services - 2.70%
Carriage Services, Inc. (2)			6,000	148,920

Surgical & Medical Instruments & Apparatus - 2.93%
3M Co.			1,750	161,210

Switchgear & Switchboard Apparatus - 1.67%
ABB Ltd. ADR (2)			2,000	92,080

Telephone Communications - 3.36%
Telenor ASA ADR			17,000	184,960

Total Common Stock			(Cost $ 4,908,696)	4,449,437

Money Market Registered Investment Companies - 18.37%

Fidelity Investments Money Market Government Portfolio - Class I 5.21% (3)			107,056	107,056
First American Government Obligations Fund Class X - 5.22% (3)			905,286	905,286

Total Money Market Registered Investment Companies			(Cost $ 1,012,342)	1,012,342

Options Purchased - 1.00%

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Put Options
iShares MSCI Emerging Markets ETF, December 20, 2024, Put @ $35.00	220	12/20/2024	770,000	16,500
SPDR S&P 500 ETF Trust, December 20, 2024, Put @ $400.00	95	12/20/2024	3,800,000	38,665

Total Options (Cost $ 176,425)	315		4,570,000	55,165

Total Investments - 100.11%			(Cost $ 6,097,463)	5,516,944

Other Liabilities Less Assets - -.11%				(6,423)

Total Net Assets - 100.00%				5,510,668

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$5,461,779	$0
Level 2 - Other Significant Observable Inputs			55,165	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$5,516,944	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at February 29, 2024.